UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings to entries.

Institutional Investment Manager Filing This Report:
Name:             Westport Advisers LLC
Address:          253 Riverside Avenue
                  Westport, CT  06880

13F File Number:  028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            Managing Director
Phone:            203-227-3601
Signature, Place, and Date of Signing:

       Ronald H. Oliver      Westport, Connecticut       August 10, 2009
       ----------------      ---------------------       ---------------

Report Type  (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total (x$1,000): $ 778,558


List of Included Managers:

         Andrew J. Knuth   Westport Advisers, LLC
         Edmund H. Nicklin Westport Advisers LLC

List of Other Included Managers:
         No.      13F File Number           Name

                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
AAR Corp.                           COM       000361105     4,679      291,522  SH         Sole               291,522
Abbott Laboratories                 COM       002824100     3,175       67,500  SH         Sole                67,500
Air Products & Chemicals, Inc.      COM       009158106     5,006       77,500  SH         Sole                77,500
American Eagle Outfitters, Inc      COM       02553E106       567       40,000  SH         Sole                40,000
Amphenol Corp.                      COM       032095101     4,350      137,500  SH         Sole               137,500
Anadarko Petroleum Corp.            COM       032511107     7,149      157,500  SH         Sole               157,500
Arbitron, Inc.                      COM       03875Q108    10,769      677,753  SH         Sole               677,753
Arthur J. Gallagher & Company       COM       363576109    14,379      673,817  SH         Sole               673,817
Baldor Electric Company             COM       057741100    22,934      964,002  SH         Sole               964,002
Big Lots, Inc.                      COM       089302103    27,614    1,313,056  SH         Sole             1,313,056
Brown & Brown, Inc.                 COM       115236101    19,504      978,614  SH         Sole               978,614
CA, Inc.                            COM       12673P105     4,009      230,000  SH         Sole               230,000
CACI International, Inc.            COM       127190304     9,435      220,900  SH         Sole               220,900
CVS/Caremark Corp.                  COM       126650100    22,535      707,090  SH         Sole               707,090
Charles River Laboratories Int      COM       159864107    27,888      826,300  SH         Sole               826,300
Checkpoint Systems, Inc.            COM       162825103    16,845    1,073,637  SH         Sole             1,073,637
Chicago Bridge & Iron Company       COM       167250109     2,118      170,800  SH         Sole               170,800
Cullen/Frost Bankers, Inc.          COM       229899109     2,767       60,000  SH         Sole                60,000
Darden Restaurants, Inc.            COM       237194105    24,174      733,000  SH         Sole               733,000
DeVry, Inc.                         COM       251893103    63,801    1,275,000  SH         Sole             1,275,000
Del Monte Foods Company             COM       24522P103    23,076    2,460,154  SH         Sole             2,460,154
Diebold, Inc.                       COM       253651103     1,542       58,500  SH         Sole                58,500
Dr. Pepper Snapple Group, Inc.      COM       26138E109     5,668      267,500  SH         Sole               267,500
EMS Technologies, Inc.              COM       26873N108     5,280      252,613  SH         Sole               252,613
EOG Resources, Inc.                 COM       26875P101     7,593      111,800  SH         Sole               111,800
Energy Partners Ltd                 COM       29270U105       231      744,637  SH         Sole               744,637
FEI Company                         COM       30241L109       893       39,000  SH         Sole                39,000
FMC Corp.                           COM       302491303     7,213      152,500  SH         Sole               152,500
FedEx Corp.                         COM       31428X106     2,364       42,500  SH         Sole                42,500
Forest Oil Corp.                    COM       346091705    15,339    1,028,058  SH         Sole             1,028,058
Forestar Group, Inc.                COM       346233109     2,840      239,096  SH         Sole               239,096
General Communication, Inc. -       COM       369385109     5,124      739,450  SH         Sole               739,450
IMS Health, Inc.                    COM       449934108     5,715      450,000  SH         Sole               450,000
IPG Photonics Corp.                 COM       44980X109     6,086      554,786  SH         Sole               554,786
IShares Russell Midcap Index        COM       464287499     1,277       19,500  SH         Sole                19,500
ITT Educational Services, Inc.      COM       45068B109    59,993      596,000  SH         Sole               596,000
International Rectifier Corp.       COM       460254105       918       62,000  SH         Sole                62,000
Interpublic Group of Companies      COM       460690100     1,086      215,000  SH         Sole               215,000
John Wiley & Sons, Inc.             COM       968223206    19,628      590,330  SH         Sole               590,330
KBR, Inc.                           COM       48242W106     6,926      375,586  SH         Sole               375,586
Kinetic Concepts, Inc.              COM       49460W208     9,067      332,750  SH         Sole               332,750
Laboratory Corporation of Amer      COM       50540R409     3,898       57,500  SH         Sole                57,500
Lender Processing Services, In      COM       52602E102     3,055      110,000  SH         Sole               110,000
McCormick & Company, Inc.           COM       579780206     5,205      160,000  SH         Sole               160,000
Orient Express Hotels Ltd. - C      COM       G67743107     4,917      579,100  SH         Sole               579,100
Pall Corp.                          COM       696429307     4,714      177,500  SH         Sole               177,500
Parametric Technology Corp.         COM       699173209     3,215      275,000  SH         Sole               275,000
Perot Systems Corp. - Class A       COM       714265105    13,255      925,000  SH         Sole               925,000
Plains Exploration & Productio      COM       726505100    25,467      930,827  SH         Sole               930,827
Praxair, Inc.                       COM       74005P104     6,752       95,000  SH         Sole                95,000
Precision Castparts Corp.           COM       740189105    54,669      748,582  SH         Sole               748,582
Psychiatric Solutions Inc.          COM       74439H108     9,141      402,000  SH         Sole               402,000
QLogic Corp.                        COM       747277101     8,600      678,209  SH         Sole               678,209
Rogers Corp.                        COM       775133101     3,334      164,800  SH         Sole               164,800
Ruby Tuesday, Inc.                  COM       781182100     3,822      573,896  SH         Sole               573,896
Saks, Inc.                          COM       79377w108     4,043      912,600  SH         Sole               912,600
State Street Corp.                  COM       857477103     2,950       62,500  SH         Sole                62,500
Sterling Financial Corp.            COM       859319105       800      275,000  SH         Sole               275,000
Stone Energy Corp.                  COM       861642106     3,981      536,541  SH         Sole               536,541
SunTrust Banks, Inc.                COM       867914103       164       10,000  SH         Sole                10,000
Synopsys, Inc.                      COM       871607107    28,153    1,442,992  SH         Sole             1,442,992
Teradata Corp.                      COM       88076W103     2,324       99,200  SH         Sole                99,200
Texas Instruments, Inc.             COM       882508104     1,386       65,064  SH         Sole                65,064
The South Financial Group, Inc      COM       837841105       786      660,700  SH         Sole               660,700
Thermo Fisher Scientific Inc.       COM       883556102     7,186      176,251  SH         Sole               176,251
Universal Health Services, Inc      COM       913903100    49,104    1,005,200  SH         Sole             1,005,200
Varian Medical Systems, Inc.        COM       92220P105     5,535      157,500  SH         Sole               157,500
WSFS Financial Corp.                COM       929328102     1,326       48,546  SH         Sole                48,546
Willis Group Holdings Ltd           COM       G96655108    38,875    1,510,900  SH         Sole             1,510,900
The South Financial Corp.           ConvPref  837841303       341        1,922  SH         Sole                 1,922